Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Retirement benefits	$ 3,142	$ 3,700
Leases	1,061	1,149
Share-based and other compensation	661	579
Domestic tax loss/credit carryforwards	1,619	1,746
Deferred income	630	661
Foreign tax loss/credit carryforwards	983	818
Bad debt, inventory and warranty reserves	390	324
Depreciation	249	139
Hedging losses	26	576
Restructuring charges	216	253
Accruals	305	483
Intangible assets	2,929	3,540	$ 3,400
Capitalized research and development	2,161	1,387
Other	1,280	1,352
Gross deferred tax assets	15,652	16,707
Less: valuation allowance	883	850		$ 608
Net deferred tax assets	14,769	15,857
Deferred Tax Liabilities
Goodwill and intangible assets	2,290	2,635
GILTI deferred taxes	3,257	4,119
Leases and right of use assets	1,314	1,584
Depreciation	518	646
Retirement benefits	1,971	1,209
Software development costs	1,016	1,007
Deferred transition costs	42	200
Undistributed foreign earnings	131	276
Other	817	734
Gross deferred tax liabilities	$ 11,356	$ 12,410